Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets
Schedule of changes in mortgage servicing rights (MSRs)
(in thousands)	2017	2016	2015
Balance at beginning of year	$2,584	$2,847	$2,762
Originated mortgage servicing rights	222	266	386
Changes in fair value:
Due to change in model inputs and assumptions (1)	364	108	372
Other changes in fair value (2)	(457)	(637)	(673)
Balance at end of year	$2,713	$2,584	$2,847

(1)     The change in fair value resulting from changes in valuation inputs or assumptions used in the valuation model reflects the change in discount rates and prepayment speed assumptions primarily due to changes in interest rates.

(2)     Other changes in fair value reflect changes due to customer payments and passage of time.

Schedule of key data and assumptions used in estimating the fair value of the Company's MSRs
	2017	2016
Weighted-Average Constant Prepayment Rate	9.73%	10.68%
Weighted-Average Note Rate	3.85%	3.85%
Weighted-Average Discount Rate	10.09%	9.69%
Weighted-Average Expected Life (in years)	5.90	5.60